Commitments, Contingencies and Concentrations (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Operating leases
2014	$ 685
2015	543
2016	523
2017	544
2018	553
Thereafter	4,003
Total	$ 6,851